Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset (liability)
Net operating loss and tax credit carryforwards	$ 33,875	$ 42,944
Intangible assets	47,409	30,084
Accrued and other liabilities	27,746	25,375
Share-based compensation	15,899	25,598
Property, plant and equipment	3,397	2,249
Convertible notes	1,215	2,173
Inventories	5,392	4,268
Disallowed interest carryforwards	683	1,157
Other	8,662	7,133
Total deferred tax assets before valuation allowance	144,278	140,981
Valuation allowance	(10,894)	(13,214)	$ (21,265)	$ (21,326)
Total deferred tax assets, after valuation allowance	133,384	127,767
Intangible assets	(41,386)	(50,723)
Property, plant and equipment	(38,900)	(46,536)
Inventories	(716)	(579)
Other	(5,010)	(4,178)
Total deferred tax liabilities	(86,012)	(102,016)
Deferred tax assets, net	$ 47,372	$ 25,751